Document and Entity Information	Apr. 30, 2025
Prospectus:
Document Type	485BPOS
Entity Central Index Key	0001547950
Document Creation Date	Apr. 28, 2025
Entity Inv Company Type	N-1A
Entity Registrant Name	Exchange Listed Funds Trust
Document Effective Date	Apr. 30, 2025
Prospectus Date	Apr. 30, 2025
Amendment Flag	false
Document Period End Date	Dec. 31, 2024
Stratified LargeCap Hedged ETF | Stratified LargeCap Hedged ETF
Prospectus:
Trading Symbol	SHUS
Stratified LargeCap Index ETF | Stratified LargeCap Index ETF
Prospectus:
Trading Symbol	SSPY